Related Parties	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Related Parties
Related parties
Significant shareholders
The significant shareholders of the Company are Banco Bilbao Vizcaya Argentaria, S.A. (BBVA), Caja de Ahorros y Pensiones de Barcelona ("la Caixa") and Blackrock, Inc., with stakes in Telefónica, S.A. of 5.28%, 5.01% and 5.08%, respectively.
During 2018 and 2017, the Group carried out no significant transactions with Blackrock, Inc. other than the corresponding dividends paid.
The following is a summary of significant transactions between the Telefónica Group and BBVA and la Caixa companies, carried out at market prices:

Millions of euros
2018	BBVA	La Caixa
Finance costs	37	9
Receipt of services	6	6
Purchase of goods	—	60
Other expenses	3	—
Total costs	46	75
Finance income	42	—
Dividends received (1)	11	N/A
Services rendered	26	60
Sale of goods	3	48
Other income	2	—
Total revenue	84	108
Finance arrangements: loans and capital contributions (borrower)	368	368
Finance arrangements: loans and capital contributions (lessee)	—	10
Guarantees	202	104
Commitments	—	94
Finance arrangements: loans and capital contributions (lender)	595	891
Dividends paid	124	105
Factoring operations	643	300
(1) At December 31, 2018, Telefónica holds a 0.66% stake (0.66% stake at December 31, 2017) in the share capital of Banco Bilbao Vizcaya Argentaria, S.A. (see Note 11).

The nominal value of outstanding derivatives held with BBVA and la Caixa in 2018 amounted to 17,962 and 543 million euros, respectively (21,749 million held with BBVA and 404 million euros held with La Caixa in 2017). As explained under Derivatives policy in Note 17, this figure is inflated by the use in some cases of several levels of derivatives applied to the nominal value of a single underlying. The net fair value of these same derivatives in the statement of financial position is 428 and -10 million euros, respectively at December 31, 2018 (390 and -28 million euros, respectively, at December 31, 2017). Additionally, at December 31, 2018, collateral guarantees on derivatives from BBVA and la Caixa have been received, amounting to 8 and 6 million euros, respectively (at December 31, 2017, there were collateral guarantees on derivatives provided to BBVA amounting to 286 million).

Millions of euros
2017	BBVA	La Caixa
Finance costs	35	5
Receipt of services	2	9
Purchase of goods	—	56
Other expenses	7	—
Total costs	44	70
Finance income	28	—
Contracts of management	1	—
Dividends received	11	N/A
Services rendered	38	71
Sale of goods	4	43
Total revenue	82	114
Finance arrangements: loans and capital contributions (borrower)	1,038	292
Finance arrangements: loans and capital contributions (lender)	—	14
Guarantees	222	51
Commitments	—	85
Finance arrangements: loans and capital contributions (lessee)	1,209	414
Dividends	128	104
Factoring operations	—	250

On the other hand, in July 2018, there was a non-extinguishing modifying novation of the investment and agreement between shareholders related to Telefónica Consumer Finance, E.F.C., S.A. signed between Telefónica, S.A., CaixaBank Consumer Finance, E.F.C., S.A. (formerly Finconsum, E.F.C., S.A.) and CaixaBank, S.A. on September 6, 2013, adhered to by Telefónica Consumer Finance, E.F.C., S.A. on February 6, 2014 (the "Novation of the Agreement of Investment and Contract between Shareholders"), in order to implement as an activity of Telefónica Consumer Finance, E.F.C., S.A. the granting of financing products from users from the universe of customers of the Telefónica Group in Spain, as well as for the corporate governance of Telefónica Consumer Finance, E.F.C., S.A. to adapt to the new regulatory framework applicable to the Financial Credit Institutions.

Similarly, in September 2018, a statement of intent was signed between Telefónica Digital España, S.L.U. and Banco Bilbao Vizcaya Argentaria, S.A., in order to explore a potential partnership to offer financing to consumers, the self-employed and small companies in Argentina, Colombia, Peru and Mexico.

Likewise, in December 2018, a financial collaboration agreement was signed between Telefónica, S.A. and Banco Bilbao Vizcaya Argentaria, S.A., with special conditions for employees, pensioners and early-retirees of the Telefónica Group.
Other related parties
The most significant balances and transactions with associates and joint ventures are detailed in Note 9.
During 2018, the Directors and senior executives performed no transactions with Telefónica, S.A. or any Telefónica Group company other than those in the Group’s normal trading activity and business. Compensation and other benefits paid to members of the Board of Directors and senior executives are detailed in Note 26.g and Appendix II.
Telefónica contracted a civil liability insurance scheme (D&O) for Directors, managers and staff with similar functions in the Telefónica Group, with standard conditions in these type of insurance and a premium attributable to 2018 of 1,916,210 euros (1,943,007 euros in 2017). This scheme provides coverage for Telefónica, S.A. and its subsidiaries in certain cases.
Certain Telefónica Group subsidiaries performed transactions in 2018 with Global Dominion Access Group, related to the Group´s ordinary course of business, mainly in Telefónica de España amounting to 25 million euros (23 million euros in 2017).
A representative from Telefónica remains on China Unicom’s board of directors, and vice versa (see Note 11), as well as an industrial alliance with this company. In 2015 a "joint venture" with China Unicom was incorporated, for the development of Big Data Services in China, using the "Smart Steps" technology developed by Telefónica. Telefónica's stake in this Company is 45% through Telefónica Digital España, S.L., with China Unicom Big Data Limited Corporation owning the remaining 55% stake. In 2018 this company obtained a turnover equivalent to 10 million euros. Similarly, the operation consisting of the entry of the company Beijing Jingdong Financial Technology Holding Co., Ltd., controlled by JD.com, in the aforementioned "joint venture" was approved in December 2018, which will result in a capital increase fully to subscribe by Beijing Jingdong Financial Technology Holding Co., Ltd. (17%, approximately) with the consequent dilution of the current shareholders (Telefónica will held about 33%, approximately).